Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Investments in associates and joint ventures

Note 11 - Investments in associates and joint ventures

a) Non-material individual investments of ITAÚ UNIBANCO HOLDING

	12/31/2024	01/01 to 12/31/2024
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates	8,548	1,169	(3)	1,166
Joint ventures	1,526	(122)	9	(113)
Total	10,074	1,047	6	1,053

	12/31/2023	01/01 to 12/31/2023			01/01 to 12/31/2022
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates	7,853	993	21	1,014	736
Joint ventures	1,440	(73)	-	(73)	(64)
Total	9,293	920	21	941	672

At 12/31/2024, the balances of Associates include interest in total capital and voting capital of the following companies: Pravaler S.A. (50.45% total capital and 41.62% voting capital; 50.92% total capital and 41.67% voting capital at 12/31/2023); Porto Seguro ltaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/2023); BSF Holding S.A. (49% total and voting capital; 49% at 12/31/2023); Gestora de Inteligência de Crédito S.A (15.71% total capital and 16% voting capital; 15.71% total capital and 16% voting capital at 12/31/2023); Rias Redbanc S.A. (25% total and voting capital; 25% at 12/31/2023); Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital; 80% total capital and 49% voting capital at 12/31/2023); Tecnologia Bancária S.A. (28.05% total capital and 28.95% voting capital; 28.05% total capital and 28.95% voting capital at 12/31/2023); CIP S.A. (22.89% total and voting capital; 22.89% at 12/31/2023); Prex Holding LLC (30% total and voting capital; 30% at 12/31/2023); Banfur lnternational S.A. (30% total and voting capital; 30% at 12/31/2023); Biomas – Serviços Ambientais, Restauração e Carbono S.A. (16.67% total and voting capital; 16.67% at 12/31/2023); Rede Agro Fidelidade e Intermediação S.A. (12.82% total and voting capital; 12.82% at 12/31/2023) and Riblinor S.A. (40% total and voting capital). At 05/31/2024 ocurred the disposal of the investment of Compañia Uruguaya de Medios de Procesamiento S.A. (31.42% at 12/31/2023)

At 12/31/2024, the balances of Joint ventures include interest in total and voting capital of the following companies: Olímpia Promoção e Serviços S.A. (50% total and voting capital; 50% at 12/31/2023); ConectCar Instituição de Pagamento e  Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2023); TOTVS Techfin S.A. (50% total and voting capital; 50% at 12/31/2023); Avenue Holding Cayman Ltd (33.60% total and 34.11% voting capital; 35% at 12/31/2023) and includes result not arising from subsidiaries' net income.